Document and Entity Information	Jan. 14, 2022
Details
Registrant CIK	0001089297
Registrant Name	NOVAGANT CORP.
SEC Form	8-K
Period End date	Jan. 14, 2022
Tax Identification Number (TIN)	33-0038621
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	0-26675
Entity Address, Address Line One	Flat D, 32/F, The Masterpiece
Entity Address, Address Line Two	18 Hanoi Road
Entity Address, City or Town	Tsim Sha Tsui
Entity Address, Country	HK
City Area Code	852
Local Phone Number	9338-3077
Entity Address, Postal Zip Code	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false